CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Cash	$ 465,393,461	$ 392,891,984
Build-to-sell project assets	531,344,158	60,104,751
Accounts receivable, allowance for doubtful accounts (in dollars)	52,731,428	69,905,290
Accounts receivable, net of allowance for doubtful accounts	658,835,860	608,149,348
Current portion of advances to suppliers, net	55,717,902	46,131,229
Value-added tax recoverable, current	137,467,682	61,108,699
Prepaid expenses and other current assets	80,093,990	63,985,417
Property, plant and equipment, net	1,862,135,500	1,253,542,691
Prepaid land use rights, net	57,201,822	48,075,950
Value-added tax recoverable, non-current	75,428,575	30,093,420
Accounts payable	1,390,162,325	742,007,176
Accrued expenses and other current liabilities	$ 236,872,533	$ 170,057,665
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	4,284,544,826	4,261,339,014
Ordinary shares, shares outstanding	4,284,544,826	4,261,339,014
Variable interest entities
Cash	$ 1,079,416	$ 163,456
Build-to-sell project assets	269,033,046	0
Accounts receivable, net of allowance for doubtful accounts	2,906,962	0
Current portion of advances to suppliers, net	90,860	0
Value-added tax recoverable, current	27,102,222	0
Prepaid expenses and other current assets	12,012	0
Property, plant and equipment, net	96,924,507	4,249,210
Prepaid land use rights, net	2,286,812	0
Value-added tax recoverable, non-current	3,659,835	0
Accounts payable	156,812,903	0
Accrued expenses and other current liabilities	4,056,549	980,732
Solar energy projects
Property, plant and equipment, net	$ 807,894,110	$ 385,477,374